TRADE RECEIVABLES - Schedule of Movement in Allowance for Expected Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Additions (note 4.2)	$ (7,571)	$ (6,970)	$ (18,808)
Trade receivables | Expected Credit Loss
Disclosure of financial assets [line items]
Balance at beginning of year	(26,273)	(20,668)	(7,214)
Additions (note 4.2)	(7,571)	(6,970)	(18,808)
Write-off of receivables	8,344	1,365	5,354
Translation	(6)	0	0
Balance at end of year	$ (25,506)	$ (26,273)	$ (20,668)